Janus Investment Fund

Janus Henderson High-Yield Fund

Supplement dated June 20, 2019

to Currently Effective Prospectuses

Effective on or about June 28, 2019, the prospectuses for Janus Henderson High-Yield Fund (the “Fund”) are amended as follows:

1.	Under “Management” in the Fund Summary section of the Fund’s prospectuses, the following paragraph replaces the corresponding paragraph in its entirety:

Portfolio Managers: Seth Meyer, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since December 2015. Brent Olson is Co-Portfolio Manager of the Fund, which he has co-managed since June 2019.

2.	Under “Investment Personnel” in the Management of the Fund section of the Fund’s prospectuses, the following information replaces the corresponding information in its entirety:

Janus Henderson High-Yield Fund

Co-Portfolio Managers Seth Meyer and Brent Olson jointly share responsibility for the day-to-day management of the Fund, with no limitation on the authority of one co-portfolio manager in relation to the other.

Seth Meyer, CFA, is Executive Vice President and Co-Portfolio Manager of Janus Henderson High-Yield Fund, which he has co-managed since December 2015. Mr. Meyer is also Portfolio Manager of other Janus Henderson accounts. He joined Janus Capital in September 2004 as a product manager covering a variety of both equity and fixed-income strategies. Mr. Meyer holds a Bachelor of Science degree in Business Administration, with a concentration in Finance, from the University of Colorado. Mr. Meyer holds the Chartered Financial Analyst designation.

Brent Olson is Co-Portfolio Manager of Janus Henderson High-Yield Fund, which he has co-managed since June 2019. Mr. Olson initially joined Janus Capital in 1997 as a credit analyst. Following positions at Invesco Funds Group and Three Peaks Capital Management, Mr. Olson was a lead portfolio manager at Scout Investments on a growth equity strategy that emphasized fixed income metrics and credit data points to select stocks from 2013 to 2017. He re-joined Janus Henderson in 2017 as a credit analyst. Mr. Olson holds a Bachelor’s of Arts degree in Anthropology from the University of Virginia and a MBA, with a concentration in Finance, from the University of Colorado.

Effective on or about June 28, 2019, all references to Darrell Watters serving in the capacity as a Co-Portfolio Manager of the Fund are deleted from the Fund’s prospectuses.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson High-Yield Fund

Supplement dated June 20, 2019

to Currently Effective Statement of Additional Information

Effective on or about June 28, 2019, the statement of additional information (the “SAI”) for Janus Henderson High-Yield Fund (the “Fund”) is amended as follows:

1.

Under “Janus Henderson Investment Personnel” in the Trustees and Officers section of the Fund’s SAI, the following information is added to the table titled “Other Accounts Managed” in alphabetical order:

		Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Brent Olson(11)**	Number of Other Accounts Managed Assets in Other Accounts Managed	None None	None None	None None
(11)	Effective on or about June 28, 2019, Co-Portfolio Manager Brent Olson assumed shared responsibility for the day-to-day management of Janus Henderson High-Yield Fund.
**	As of May 31, 2019.

2.	Under “Ownership of Securities” in the Trustees and Officers section of the Fund’s SAI, the following information is added to the table in alphabetical order:

Investment Personnel	Dollar Range of Equity Securities in the Fund(s) Managed		Aggregate Dollar Range of Equity Securities in Janus Henderson Funds
Janus Capital

Brent Olson(4)**	Janus Henderson High-Yield Fund	None	None
(4)	Effective on or about June 28, 2019, Co-Portfolio Manager Brent Olson assumed shared responsibility for the day-to-day management of Janus Henderson High-Yield Fund.
**	As of May 31, 2019.

Effective on or about June 28, 2019, all references to Darrell Watters serving in the capacity as a Co-Portfolio Manager of the Fund are deleted from the Fund’s SAI.

Please retain this Supplement with your records.